PORTFOLIO OF INVESTMENTS

USAA California Bond Fund

June 30, 2019 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

MUNICIPAL OBLIGATIONS (100.6%)

California (97.7%)

$1,500	Abag Finance Auth. for Nonprofit Corps.	5.00%	7/01/2042 $	1,596
4,235	Abag Finance Auth. for Nonprofit Corps. (NBGA -
	California Health Insurance Construction Loan
	Insurance Program)	5.00	1/01/2033	4,731
2,000	Adelanto Public Utility Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	7/01/2039	2,403
2,000	Alameda Corridor Transportation Auth.	5.00	10/01/2037	2,311
2,000	Albany Unified School District	5.00	8/01/2043	2,348
1,500	Albany Unified School District	4.00	8/01/2046	1,603
1,500	Anaheim Public Financing Auth.	5.00	5/01/2046	1,701
2,030	Antioch Unified School District (LIQ - Deutsche
	Bank A.G.) (LOC - Deutsche Bank A.G.) (Put
	Date 7/05/2019)(a),(b)	1.95	8/01/2047	2,030
17,520	Association of Bay Area Governments (INS - XL
	Capital Assurance)	4.75	3/01/2036	17,608
4,000	Bay Area Toll Auth.	5.00	4/01/2049	4,847
15,000	Bay Area Toll Auth. (MUNIPSA + 1.25%), (Put Date
	4/01/2027)(c)	3.15(d)	4/01/2036	15,481
3,085	Burbank Unified School District, 4.30%, 8/01/2023	0.00(e)	8/01/2033	3,059
3,000	Burbank Unified School District, 4.35%, 8/01/2023	0.00(e)	8/01/2034	2,962
5,265	Carlsbad Unified School District (PRE) (INS -
	Assured Guaranty Corp.)	5.00	10/01/2034	5,316
9,500	Centinela Valley Union High School District	4.00	8/01/2050	10,165
3,000	Central Unified School District (INS - Assured
	Guaranty Corp.)	5.50	8/01/2029	3,010
1,300	City of Atwater Wastewater (INS - Assured
	Guaranty Municipal Corp.)	5.00	5/01/2043	1,535
5,000	City of Chula Vista	5.88	1/01/2034	5,018
2,000	City of Fillmore Wastewater	5.00	5/01/2047	2,338
7,115	City of Roseville City Electric (PRE)	5.00	2/01/2037	7,277
2,000	City of Santa Clara Electric	5.25	7/01/2032	2,157
5,710	City of Tulare Sewer (INS - Assured Guaranty
	Municipal Corp.)	4.00	11/15/2041	6,160
5,000	City of Tulare Sewer (INS - Assured Guaranty
	Municipal Corp.)	4.00	11/15/2044	5,374
3,000	City of Upland	4.00	1/01/2042	3,143
2,000	City of Upland	5.00	1/01/2047	2,273
1,350	Corona-Norco Unified School District	5.00	9/01/2032	1,532
9,000	East Bay Municipal Utility District Wastewater
	System	5.00	6/01/2038	12,396
6,000	Educational Facilities Auth. (PRE)	5.38	4/01/2034	6,190
3,100	Educational Facilities Auth.	5.00	10/01/2049	3,609
1,000	Educational Facilities Auth.	5.00	10/01/2037	1,169
2,000	Educational Facilities Auth.	5.00	10/01/2043	2,404
2,000	Educational Facilities Auth.	5.00	10/01/2048	2,384
11,700	Educational Facility Auth. (LIQ - Deutsche Bank
	A.G.) (LOC - Deutsche Bank A.G.) (Put Date
	7/05/2019)(a),(b)	2.30	3/01/2042	11,700

1| USAA California Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$10,250	El Centro Financing Auth. (LIQ - Deutsche Bank
	A.G.) (LOC - Deutsche Bank A.G.) (Put Date
	7/05/2019)(a),(b)	2.15%	7/01/2058 $	10,250
1,500	Elk Grove Finance Auth. (INS - Build America
	Mutual Assurance Co.)	5.00	9/01/2038	1,739
15,000	Foothill-Eastern Transportation Corridor Agency
	(INS - Assured Guaranty Municipal Corp.) (Zero
	Coupon)	0.00	1/15/2034	9,753
7,500	Foothill-Eastern Transportation Corridor Agency
	(INS - Assured Guaranty Municipal Corp.) (Zero
	Coupon)	0.00	1/15/2035	4,705
5,500	Golden State Tobacco Securitization Corp.	5.00	6/01/2035	6,392
2,400	Grass Valley School District (INS - Build America
	Mutual Assurance Co.)	5.00	8/01/2045	2,795
3,000	Hayward Unified School District (INS - Build
	America Mutual Assurance Co.)	5.00	8/01/2044	3,589
14,000	Health Facilities Financing Auth.	4.00	11/15/2041	15,133
10,000	Health Facilities Financing Auth.	4.00	10/01/2047	10,730
8,105	Health Facilities Financing Auth.	4.00	3/01/2039	8,609
1,000	Health Facilities Financing Auth.	5.00	8/15/2042	1,170
1,050	Health Facilities Financing Auth. (NBGA - California
	Health Insurance Construction Loan Insurance
	Program)	5.00	7/01/2039	1,215
2,300	Health Facilities Financing Auth. (NBGA - California
	Health Insurance Construction Loan Insurance
	Program)	5.00	7/01/2044	2,635
7,805	Health Facilities Financing Auth. (NBGA - California
	Health Insurance Construction Loan Insurance
	Program)	5.00	6/01/2042	8,509
2,100	Health Facilities Financing Auth.	5.00	11/15/2039	2,306
5,000	Health Facilities Financing Auth.	5.00	7/01/2033	5,638
2,940	Indio Redev. Agency	5.25	8/15/2031	2,948
750	Inglewood Unified School District (INS - Build
	America Mutual Assurance Co.)	5.00	8/01/2038	866
1,910	Inland Empire Tobacco Securitization Auth. (PRE)	5.75	6/01/2026	1,982
1,000	Irvine Unified School District	5.00	9/01/2042	1,150
1,000	Irvine Unified School District	5.00	9/01/2047	1,145
1,000	Irvine Unified School District	5.00	9/01/2042	1,150
525	Irvine Unified School District	5.00	9/01/2047	601
1,000	Irvine Unified School District	5.00	9/01/2049	1,143
1,000	Irvine Unified School District	5.00	9/01/2045	1,148
2,000	Irvine Unified School District	5.00	9/01/2049	2,284
6,000	Irvine Unified School District (INS - Build America
	Mutual Assurance Co.)	5.00	9/01/2056	7,019
1,000	Jurupa Public Financing Auth.	5.00	9/01/2042	1,135
1,500	Local Public Schools Funding Auth. (INS - Build
	America Mutual Assurance Co.)	4.00	8/01/2052	1,605
3,875	Long Beach Bond Finance Auth.	5.00	11/15/2035	5,005
4,000	Los Angeles County Facilities, Inc.	5.00	12/01/2051	4,766
2,000	Los Angeles County Public Works Financing Auth.	5.00	12/01/2044	2,283
6,000	Los Angeles County Public Works Financing Auth.	5.00	12/01/2045	6,970
5,790	March Joint Powers Redev. Agency (INS - Build
	America Mutual Assurance Co.)	4.00	8/01/2041	6,240
2,200	Modesto Irrigation District	5.75	10/01/2034	2,204
3,435	Monrovia Financing Auth.	5.00	12/01/2045	3,992
2,345	Monrovia Financing Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	12/01/2045	2,722
6,500	Moreno Valley Unified School District (INS - Assured
	Guaranty Municipal Corp.)	5.00	8/01/2047	7,882
3,315	Mountain View School District (INS - Build America
	Mutual Assurance Co.)	5.00	8/01/2048	3,884
2,000	Mountain View Shoreline Regional Park Community	5.63	8/01/2035	2,165
1,000	Municipal Finance Auth.	5.00	7/01/2047	1,137
750	Municipal Finance Auth.	5.00	2/01/2037	871
1,000	Municipal Finance Auth.	5.00	2/01/2047	1,139

Portfolio of Investments | 2

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,000	Municipal Finance Auth.	5.00%	2/01/2042 $	1,147
1,900	Municipal Finance Auth. (NBGA - California Health
	Insurance Construction Loan Insurance Program)	4.13	5/15/2039	2,093
2,100	Municipal Finance Auth. (NBGA - California Health
	Insurance Construction Loan Insurance Program)	4.13	5/15/2046	2,287
1,000	Municipal Finance Auth.	5.00	6/01/2050	1,095
2,500	Municipal Finance Auth. (NBGA - California Health
	Insurance Construction Loan Insurance Program)	5.00	5/15/2047	2,932
2,500	Municipal Finance Auth.	5.00	6/01/2043	2,999
1,500	Norco Community Redev. Agency (PRE)	5.88	3/01/2032	1,547
1,250	Norco Community Redev. Agency (PRE)	6.00	3/01/2036	1,290
5,000	Norwalk Redev. Agency (INS - National Public
	Finance Guarantee Corp.)	5.00	10/01/2030	5,014
3,500	Norwalk Redev. Agency (INS - National Public
	Finance Guarantee Corp.)	5.00	10/01/2035	3,510
7,500	Norwalk-La Mirada Unified School District (INS -
	Assured Guaranty Municipal Corp.) (Zero
	Coupon)	0.00	8/01/2030	5,758
6,205	Oakdale Irrigation District (PRE)	5.50	8/01/2034	6,227
12,230	Palomar Health (INS - Assured Guaranty Municipal
	Corp.) (Zero Coupon)	0.00	8/01/2031	8,761
5,500	Palomar Health (INS - National Public Finance
	Guarantee Corp.) (Zero Coupon)	0.00	8/01/2026	4,675
2,000	Pittsburg Successor Agency Redev. Agency (INS -
	Assured Guaranty Municipal Corp.)	5.00	9/01/2029	2,412
4,000	Pollution Control Financing Auth.(a)	5.25	8/01/2040	4,174
19,500	Pollution Control Financing Auth. (Put Date
	7/01/2019)(b)	1.64	3/01/2042	19,500
6,000	Pollution Control Financing Auth.(a)	5.00	7/01/2039	7,177
2,000	Pollution Control Financing Auth.(a)	5.00	11/21/2045	2,370
1,500	Pomona Unified School District (INS - Build America
	Mutual Assurance Co.)	5.00	8/01/2039	1,706
3,000	Public Finance Auth.	5.00	10/15/2047	3,349
1,000	Public Finance Auth.	5.00	10/15/2037	1,130
5,705	Public Works Board	5.00	4/01/2031	5,721
6,875	Public Works Board	5.00	4/01/2031	6,894
2,000	Regents of the Univ. of California Medical Center	4.00	5/15/2044	2,154
2,800	Rio Elementary School District (INS - Assured
	Guaranty Municipal Corp.)	4.00	8/01/2045	3,005
1,250	Riverside County Public Financing Auth. (INS - Build
	America Mutual Assurance Co.)	4.00	10/01/2036	1,346
1,625	Riverside County Public Financing Auth. (INS - Build
	America Mutual Assurance Co.)	4.00	10/01/2037	1,745
2,000	Riverside County Redev. Successor Agency (INS -
	Build America Mutual Assurance Co.)	4.00	10/01/2037	2,151
2,000	Riverside County Transportation Commission (PRE)	5.25	6/01/2039	2,319
2,000	RNR School Financing Auth. (INS - Build America
	Mutual Assurance Co.)	5.00	9/01/2041	2,320
2,000	Sacramento Area Flood Control Agency (INS - Build
	America Mutual Assurance Co.)	5.00	10/01/2044	2,268
17,765	Sacramento City Financing Auth. (LIQ - Deutsche
	Bank A.G.) (LOC - Deutsche Bank A.G.) (Put
	Date 7/05/2019)(a),(b)	2.00	12/01/2033	17,765
4,955	Sacramento City Financing Auth. (LIQ - Deutsche
	Bank A.G.) (LOC - Deutsche Bank A.G.) (Put
	Date 7/05/2019)(a),(b)	2.01	12/01/2030	4,955
1,100	Sacramento County Airport System	5.00	7/01/2041	1,287
1,020	Sacramento Unified School District (INS - Build
	America Mutual Assurance Co.)	5.00	7/01/2038	1,133
3,000	San Bruno Park Elementary School District	5.00	8/01/2048	3,486
2,000	San Diego County Regional Airport Auth.	5.00	7/01/2040	2,067
1,500	San Diego County Regional Airport Auth.	5.00	7/01/2047	1,780
2,500	San Diego Public Facilities Financing Auth.	5.00	10/15/2044	2,919
1,000	San Diego Public Facilities Financing Auth. (PRE)	5.25	5/15/2029	1,036

3| USAA California Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$5,465	San Francisco City & County Airport Comm-San
	Francisco International Airport	4.90%	5/01/2029 $	5,539
10,000	San Jose Financing Auth.	5.00	6/01/2039	11,287
2,750	San Leandro Unified School District (INS - Build
	America Mutual Assurance Co.)	5.00	8/01/2043	3,310
1,500	San Luis & Delta Mendota Water Auth. (INS - Build
	America Mutual Assurance Co.)	5.00	3/01/2038	1,662
3,000	San Marcos Schools Financing Auth. (PRE) (INS -
	Assured Guaranty Municipal Corp.)	5.00	8/15/2035	3,129
5,000	San Ramon Redev. Agency (INS - Build America
	Mutual Assurance Co.)	5.00	2/01/2038	5,679
3,500	Santa Barbara Financing Auth.	5.00	7/01/2029	3,500
9,000	Santa Barbara Financing Auth.	5.00	7/01/2039	9,000
5,250	Santa Clarita CCD	4.00	8/01/2046	5,670
6,000	Santa Cruz County Redev. Agency (INS - Assured
	Guaranty Municipal Corp.)	5.00	9/01/2035	7,091
1,000	Santa Rosa High School District (INS - Assured
	Guaranty Municipal Corp.)	5.00	8/01/2043	1,189
1,750	School Finance Auth.(a)	5.00	8/01/2041	1,936
2,250	School Finance Auth.(a)	5.00	8/01/2046	2,486
1,370	School Finance Auth.(a)	5.00	7/01/2047	1,569
1,000	School Finance Auth.	5.00	7/01/2049	1,174
2,150	School Finance Auth.	5.00	7/01/2054	2,503
4,000	State	5.25	2/01/2030	4,394
9,500	State	5.00	8/01/2046	11,162
2,500	State	5.00	9/01/2045	2,945
7,000	State	5.00	11/01/2047	8,386
3,000	State	5.00	2/01/2043	3,330
2,000	Statewide Communities Dev. Auth.	5.00	5/15/2040	2,298
1,500	Statewide Communities Dev. Auth.	5.00	5/15/2042	1,605
1,500	Statewide Communities Dev. Auth.	5.00	5/15/2047	1,601
500	Statewide Communities Dev. Auth.	5.00	11/01/2043	565
3,000	Statewide Communities Dev. Auth.	4.00	8/15/2051	3,150
2,750	Statewide Communities Dev. Auth.	5.00	10/01/2046	3,144
4,000	Statewide Communities Dev. Auth. (NBGA -
	California Health Insurance Construction Loan
	Insurance Program)	4.00	11/01/2046	4,288
2,400	Statewide Communities Dev. Auth. (NBGA -
	California Health Insurance Construction Loan
	Insurance Program)	5.00	8/01/2044	2,685
1,000	Statewide Communities Dev. Auth.	5.00	5/15/2047	1,163
1,000	Statewide Communities Dev. Auth.	5.00	5/15/2050	1,159
19,365	Statewide Communities Dev. Auth. (Put Date
	7/05/2019)(b)	1.53	4/01/2046	19,365
4,000	Statewide Communities Dev. Auth.	5.00	7/01/2048	4,720
1,000	Statewide Communities Dev. Auth.	5.00	12/01/2053	1,165
2,500	Statewide Communities Dev. Auth.	5.00	12/01/2057	2,885
1,995	Statewide Communities Dev. Auth.	5.00	1/01/2048	2,304
7,500	Temecula Valley Unified School District (INS -
	Assured Guaranty Municipal Corp.)	4.00	8/01/2045	7,985
1,575	Temecula Valley Unified School District Financing
	Auth. (INS - Build America Mutual Assurance Co.)	5.00	9/01/2040	1,816
8,485	Twin Rivers Unified School District (INS - Assured
	Guaranty Municipal Corp.) (Put Date 6/01/2020)(c)	3.20	6/01/2041	8,498
1,105	Val Verde Unified School District (INS - Build
	America Mutual Assurance Co.)	5.00	8/01/2034	1,283
1,530	Val Verde Unified School District (INS - Build
	America Mutual Assurance Co.)	5.00	8/01/2035	1,772
4,475	Val Verde Unified School District (INS - Assured
	Guaranty Municipal Corp.)	4.00	8/01/2045	4,781
4,000	Val Verde Unified School District (INS - Build
	America Mutual Assurance Co.)	5.00	8/01/2044	4,644
1,683	Vallejo Sanitation & Flood Control District	5.00	7/01/2019	1,683
5,000	Victor Valley Union High School District (INS -
	Assured Guaranty Municipal Corp.)	4.00	8/01/2037	5,474

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$14,810	Victorville JT Powers Finance Auth. (LOC - BNP
	Paribas) (Put Date 7/05/2019)(b)	1.95%	5/01/2040 $	14,810
1,250	Washington Township Health Care District	6.00	7/01/2029	1,253
1,000	Washington Township Health Care District	5.00	7/01/2042	1,148
4,585	West Kern Water District	5.00	6/01/2028	4,891
6,000	Western Placer Unified School District (INS -
	Assured Guaranty Municipal Corp.)	4.00	8/01/2041	6,467
				701,481

Guam (2.3%)

1,000	Power Auth.	5.00	10/01/2034	1,066
2,800	Power Auth.	5.00	10/01/2040	3,145
7,000	Waterworks Auth.	5.00	1/01/2046	7,753
4,000	Waterworks Auth.	5.50	7/01/2043	4,369
				16,333

U. S. Virgin Islands (0.6%)

1,125 Public Finance Auth.		4.00	10/01/2022	1,120
3,000 Public Finance Auth.(a)		5.00	9/01/2033	3,276
				4,396
Total Municipal Obligations (cost: $689,999)				722,210
Total Investments(cost:$689,999)				$722,210
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Municipal Obligations	$—	$722,210	$—	$722,210
Total	$—	$722,210	$—	$722,210

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications. At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

5| USAA California Bond Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2019 (unaudited)

GENERAL NOTES

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or the Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Holdings, a global investment management firm headquartered in Cleveland, Ohio (the Transaction), on July 1, 2019.

A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital, an independent investment management company. In addition, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee.

A.Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA California Bond Fund (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

2.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Notes to Portfolio of Investments | 6

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $717,798,000 at June 30, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PRE	Pre-refunded to a date prior to maturity

7| USAA California Bond Fund

Zero Coupon Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(d)Floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2019.

(e)Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description.

Notes to Portfolio of Investments | 8